License Fees, Net - Estimated future amortization (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Estimated future amortization of license fees
Year ended December 31, 2021		$ 1,614
Year ended December 31, 2022		1,468
Year ended December 31, 2023		1,467
Year ended December 31, 2024		1,080
Year ended December 31, 2025		977
Thereafter		3,144
Total	$ 11,612	$ 9,750	$ 6,957